OTHER INFORMATION	12 Months Ended
Dec. 31, 2020
Additional information [abstract]
OTHER INFORMATION	OTHER INFORMATION
a)    Guarantees and Contingencies
In the normal course of business, the company enters into contractual obligations which include commitments to provide bridge financing, letters of credit, guarantees and reinsurance obligations. As at December 31, 2020, the company had $4.1 billion (2019 – $4.1 billion) of such commitments outstanding.
In addition, the company executes agreements that provide for indemnifications and guarantees to third parties in transactions or dealings such as business dispositions, business acquisitions, sales of assets, provision of services, securitization agreements and underwriting and agency agreements. The company has also agreed to indemnify its directors and certain of its officers and employees. The nature of substantially all of the indemnification undertakings prevents the company from making a reasonable estimate of the maximum potential amount the company could be required to pay third parties, as in most cases, the agreements do not specify a maximum amount, and the amounts are dependent upon the outcome of future contingent events, the nature and likelihood of which cannot be determined at this time. Neither the company nor its consolidated subsidiaries have made significant payments in the past nor do they expect at this time to make any significant payments under such indemnification agreements in the future.
The company periodically enters into joint ventures, consortium or other arrangements that have contingent liquidity rights in favor of the company or its counterparties. These include buy sell arrangements, registration rights and other customary arrangements that generally have embedded protective terms that mitigate the risk to us. The amount, timing and likelihood of any payments by the company under these arrangements is, in most cases, dependent on either further contingent events or circumstances applicable to the counterparty and therefore cannot be determined at this time.
The company is contingently liable with respect to litigation and claims that arise in the normal course of business. It is not reasonably possible that any of the ongoing litigation as at December 31, 2020 could result in a material settlement liability.
The company has insurance for damage and business interruption costs sustained as a result of an act of terrorism. The amount of coverage is reviewed on an individual basis and can range up to $4 billion. However, a terrorist act could have a material effect on the company’s assets to the extent damages exceed coverage.
The company, through its subsidiaries within the residential properties operations, is contingently liable for obligations of its associates in its land development joint ventures. In each case, all of the assets of the joint venture are available first for the purpose of satisfying these obligations, with the balance shared among the participants in accordance with predetermined joint venture arrangements.
The Corporation has entered into arrangements with respect to the $1.8 billion of exchangeable preferred equity units issued by BPY discussed in Note 19, which are redeemable in equal tranches of $600 million in 2021, 2024 and 2026, respectively.
The preferred equity units are exchangeable into equity units of BPY at $25.70 per unit, at the option of the holder, at any time up to and including the maturity date. BPY may redeem the preferred equity units after specified periods if the BPY equity unit price exceeds predetermined amounts. At maturity, the preferred equity units will be converted into BPY equity units at the lower of $25.70 or the then market price of a BPY equity unit. In order to provide the purchaser with enhanced liquidity, the Corporation has agreed to purchase the preferred equity units for cash at the option of the holder, for the initial purchase price plus accrued and unpaid dividends. In order to decrease dilution risk to BPY, the Corporation has agreed with the holder and BPY that if the price of a BPY equity unit is less than 80% of the exchange price of $25.70 at the redemption date of the 2021 and 2024 tranches, the Corporation will acquire the preferred equity units subject to redemption, at the redemption price, and to exchange these preferred equity units for preferred equity units with similar terms and conditions, including redemption date, as the 2026 tranche.
b)    Supplemental Cash Flow Information
During the year, the company capitalized $310 million (2019 – $233 million) of interest primarily to investment properties and residential inventory under development.